Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of advances to suppliers - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of advances to suppliers [Abstract]
Advances to suppliers - Inventories	$ 751,301	$ 907,099
Advances to suppliers - Services	366,903
Less: reserve for doubtful account	(7,281)	(4,639)
Total	$ 1,110,923	$ 902,460